PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 27, 2013
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following as of December 27, 2013 and December 28, 2012 (in thousands):

	Successor
	December 27, 2013	December 28, 2012
Vendor rebates receivable	$25,657	$21,072
Prepaid insurance	3,214	2,866
Prepaid rent	2,218	2,168
Other	9,847	6,878
	$40,936	$32,984